Segment Information - Additional Information (Details) - Segment	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Number of reportable segments	2	2
Segment Reporting, Expense Information Used by CODM, Description	The CODM evaluates the performance of the segments and allocates resources to them based on segment adjusted earnings before interest, taxes, depreciation and amortization adjusted for other non-cash or non-recurring items (“Segment Adjusted EBITDA”) that management believes are not reflective of the Company’s ongoing core operations.	The CODM evaluates the performance of the segments and allocates resources to them based on segment adjusted earnings before interest, taxes, depreciation and amortization adjusted for other non-cash or non-recurring items (“Segment Adjusted EBITDA”) that management believes are not reflective of the Company’s ongoing core operations.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember	srt:ChiefExecutiveOfficerMember